Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 98	$ 177
Restricted cash	3	1,565
Prepayments and other current assets	105	97
Total current assets	206	1,839
Property and equipment, net	3,049	3,386
Operating right-of-use assets	137	158
Deferred offering costs	934	721
Restricted asset	2,034	2,137
Other non-current assets	6	7
Total non-current assets	6,160	6,409
TOTAL ASSETS	6,366	8,248
Current liabilities
Short-term bank loans	7,225	7,897
Notes and accounts payable	3	2
Accrued expenses	1,203	1,127
Accrued expenses due to related parties	147	55
Current portion of long-term bank loans	57	75
Operating lease liabilities due to related parties-current	159	130
Other current liabilities	3,292	4,951
Other current liabilities due to related parties	41	21
Total current liabilities	12,127	14,258
Long-term loan from third parties	3,131	3,131
Long-term bank loans, net of current portion	2,032	2,238
Operating lease liabilities due to related parties – non-current	16	69
Other non-current liabilities	58	59
Other non-current liabilities due to related parties	628	628
Guarantee liabilities	19,378	18,787
Total non-current liabilities	30,758	28,063
TOTAL LIABILITIES	42,885	42,321
Commitments and contingencies (Note 16)
Shareholders’ deficit
Ordinary shares, $0.00001 par value; 5,000,000 thousand shares and 73,361 thousand shares issued and outstanding as of December 31, 2023 and 2024, respectively	1	1
Additional paid-in capital	11,805	11,805
Treasury shares, 1,794 thousand shares as of December 31, 2023 and 2024	(16,366)	(16,366)
Accumulated deficit	(33,080)	(30,061)
Accumulated other comprehensive income	1,121	548
Total shareholders’ deficit	(36,519)	(34,073)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	6,366	8,248
Related Parties
Current liabilities
Long-term loan from related parties	$ 5,515	$ 3,151